Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	201,889,448.49	17,405
Yield Supplement Overcollateralization Amount 10/31/19	5,213,229.26	0
Receivables Balance 10/31/19	207,102,677.75	17,405
Principal Payments	9,873,041.69	297
Defaulted Receivables	731,554.00	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	4,796,957.71	0
Pool Balance at 11/30/19	191,701,124.35	17,061

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.45%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	5,741,422.37	372
Past Due 61-90 days	1,890,139.51	121
Past Due 91-120 days	308,768.84	21
Past Due 121+ days	0.00	0
Total	7,940,330.72	514

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.12%
Delinquency Trigger Occurred	NO

Recoveries	265,322.68
Aggregate Net Losses/(Gains) - November 2019	466,231.32
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.70%
Prior Net Losses Ratio	0.26%
Second Prior Net Losses Ratio	1.45%
Third Prior Net Losses Ratio	1.14%
Four Month Average	1.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.49%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.87%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	30.31

Flow of Funds	$ Amount

Collections	10,780,413.06
Investment Earnings on Cash Accounts	33,114.54
Servicing Fee	(172,585.56)
Transfer to Collection Account	0.00
Available Funds	10,640,942.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	191,423.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	556,642.48
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,631,681.66
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	223,696.40

Total Distributions of Available Funds	10,640,942.04
Servicing Fee	172,585.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 11/15/19	192,257,766.83
Principal Paid	10,188,324.14
Note Balance @ 12/16/19	182,069,442.69

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-3
Note Balance @ 11/15/19	90,767,766.83
Principal Paid	10,188,324.14
Note Balance @ 12/16/19	80,579,442.69
Note Factor @ 12/16/19	24.8701984%

Class A-4
Note Balance @ 11/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	75,480,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	26,010,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	228,921.50
Total Principal Paid	10,188,324.14
Total Paid	10,417,245.64

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	98,331.75
Principal Paid	10,188,324.14
Total Paid to A-3 Holders	10,286,655.89

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2431481
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.8214895
Total Distribution Amount	11.0646376

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3034931
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.4454449
Total A-3 Distribution Amount	31.7489380

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	54.64
Noteholders' Principal Distributable Amount	945.36

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	23,407,920.41
Investment Earnings	32,001.18
Investment Earnings Paid	(32,001.18)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41